Revision of Prior Financial Statements - Summary of Consolidated Statement of Operations & Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Operating revenue	₩ 23,436,050	₩ 23,546,929	₩ 23,164,202
Operating profit	1,100,860	1,069,092	1,383,104
Profit before income tax	1,033,977	816,997	1,166,755
Income tax expense	314,565	270,656	334,910
Profit for the year	719,412	546,341	831,845
Profit for the year attributable to the equity holders of the Controlling Company	645,571	461,559	745,090
Total comprehensive income for the year	664,784	478,053	826,175
Total comprehensive income for the year attributable to the equity holders of the Controlling Company	589,179	₩ 413,149	738,413
As previously reported [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Operating revenue	23,704,320		23,120,878
Operating profit	1,052,635		1,339,780
Profit before income tax	965,030		1,123,431
Income tax expense	296,621		328,314
Profit for the year	₩ 668,409		795,117
Profit for the year attributable to the equity holders of the Controlling Company			708,362
Total comprehensive income for the year			789,447
Total comprehensive income for the year attributable to the equity holders of the Controlling Company			701,685
Adjustments [member]
Disclosure of changes in accounting policies, accounting estimates and errors [line items]
Operating revenue			43,324
Operating profit			43,324
Profit before income tax			43,324
Income tax expense			6,596
Profit for the year			36,728
Profit for the year attributable to the equity holders of the Controlling Company			36,728
Total comprehensive income for the year			36,728
Total comprehensive income for the year attributable to the equity holders of the Controlling Company			₩ 36,728